Balance Sheets - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash	$ 357,478	$ 595,536	$ 877,099
Prepaid expenses		20,408	315,306
Cash and marketable securities held in Trust Account	6,647,795	9,160,803	127,760,867
Total current assets	7,005,273	9,776,747	128,953,272
Total assets	7,005,273	9,776,747	128,953,272
Current liabilities
Taxes payable	57,569	57,569
Total current liabilities	3,469,736	2,795,069	536,712
Non-current liabilities
Deferred underwriting commissions	4,427,500	4,427,500	4,427,500
Total non-current liabilities	4,427,500	4,427,500	4,427,500
Total liabilities	7,897,236	7,222,569	4,964,212
Commitments
Common stock subject to possible redemption, 830,210 shares at $10.83 per share and 12,650,000 shares at $10.10 per share as of March 31, 2023 and March 31, 2022, respectively	6,481,426	8,994,434	127,765,000
Stockholders’ (Deficit)
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, -0- shares issued and outstanding as of March 31, 2023 and March 31, 2022
Additional paid-in capital
Accumulated deficits	(7,373,767)	(6,440,634)	(3,776,318)
Total Stockholders’ (Deficit)	(7,373,389)	(6,440,256)	(3,775,940)
Total Liabilities and Stockholders’ (Deficit)	7,005,273	9,776,747	128,953,272
Common Class A [Member]
Stockholders’ (Deficit)
Common stock value	378	378	62
Common Class B [Member]
Stockholders’ (Deficit)
Common stock value			316
Related Party [Member]
Current liabilities
Accrued expenses	16,000	6,000	21,000
Loan payable - related party	2,065,000	1,865,000	500,000
Nonrelated Party [Member]
Current liabilities
Accrued expenses	1,246,550	866,500	$ 15,712
Loan payable - related party	$ 84,617